Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Small Cap Revenue ETF
Oppenheimer Small Cap Revenue ETF
Investment Objective
Oppenheimer Small Cap Revenue ETF (the “Fund”) seeks to outperform the total return performance of the S&P SmallCap 600® Index, the Fund’s benchmark index (the “Benchmark Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oppenheimer Revenue Weighted ETF Trust Fund Oppenheimer Small Cap Revenue ETF Oppenheimer Small Cap Revenue ETF	[1]
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.39%
[1]	Expenses have been restated to reflect current fees.
[2]	Oppenheimer Revenue Weighted ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser, ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.39% of average daily net assets. This agreement will remain in effect and will be contractually binding through December 2, 2017, unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of any recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Small Cap Revenue ETF | Oppenheimer Small Cap Revenue ETF | USD ($)	40	155	288	678

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.07% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Small Cap Index™ (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Small Capitalization Stock Risk Small capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at https://www.revenueshares.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Returns as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 36.55% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -20.96% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2016): 14.98%

Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Oppenheimer Revenue Weighted ETF Trust Fund - Oppenheimer Small Cap Revenue ETF	1 Year	5 Year	Since Inception	Inception Date
Oppenheimer Small Cap Revenue ETF	(8.51%)	10.78%	10.54%	Feb. 21, 2008
Oppenheimer Small Cap Revenue ETF | After Taxes on Distributions	(8.78%)	10.43%	10.24%	Feb. 21, 2008
Oppenheimer Small Cap Revenue ETF | After Taxes on Distributions and Sales	(4.80%)	8.43%	8.45%	Feb. 21, 2008
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	(2.00%)	11.44%	9.31%	Feb. 21, 2008
OFI Revenue Weighted Small Cap Index™ (reflects no deduction for fees, expenses or taxes)	(8.00%)	11.49%	11.47%	Feb. 21, 2008